VEDDER PRICE P.C. 222 NORTH LASALLE STREET CHICAGO, ILLINOIS 60601 T: +1 (312) 609 7500 F: +1 (312) 609 5005
MICHAEL J. MURPHY ATTORNEY AT LAW +1 (312) 609-7738 mmurphy@vedderprice.com	CHICAGO • NEW YORK • WASHINGTON, DC • LONDON

March 27, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:	Aston Funds (the “Registrant”)

    File Nos. 33-68666 and 811-8004

To the Commission:

Pursuant to Rule 497(j) of Regulation C, under the Securities Act of 1933, as amended, in lieu of filing under paragraph (c) of Rule 497, on behalf of the Registrant, we hereby certify that (1) the Prospectus dated March 26, 2013 and Statement of Additional Information dated March 26, 2013 for the above-captioned Registrant that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 148 (the “Amendment”), which was filed on March 26, 2013, and (2) the text of the Amendment was filed electronically (Accession No. 0001193125-13-126506).

Please do not hesitate to contact the undersigned at (312) 609-7738 if you have any questions regarding this certification.

Sincerely,

/s/Michael J. Murphy

Michael J. Murphy

MJM/pjh

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